LAND USE RIGHTS (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) m² item	Dec. 31, 2016 CNY (¥) m² item
Intangible assets
Amortization expense	¥ 255,000,000	¥ 58,000,000	¥ 5,000,000
Net book value		102,328,181		$ 14,337,429	¥ 99,544,772
Land use rights
Intangible assets
Number of land use rights | item				3	3
Amortization expense	¥ 3,000,000	¥ 2,000,000	¥ 3,000,000
Land use rights | Shanghai
Intangible assets
Cost					¥ 68,000,000
Square meters | m²				17,000	17,000
Useful life	50 years
Land use rights | Nantong
Intangible assets
Cost					¥ 49,000,000
Square meters | m²				19,500	19,500
Useful life	40 years
Land use rights | Chengdu
Intangible assets
Cost					¥ 10,000,000
Square meters | m²				9,000	9,000
Useful life	50 years